Accumulated Other Comprehensive Income (Loss) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Tax benefit resulting from OCI allocation		$ 569	$ 0	$ 0
Derivative Instruments, Gain (Loss) Reclassification from Accumulated OCI to Income, Estimated Net Amount to be Transferred	$ 1	$ 15